Introduction and overview of Group's risk management - Net leverage ratios (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of financial assets [line items]
Borrowings	$ 3,344,402	$ 2,609,090		$ 2,203,209	$ 2,055,878
Lease liabilities	604,529	376,101		314,747	184,494
Less: Cash and cash equivalents	(514,078)	(916,488)	[1]	$ (585,416)	$ (898,802)
Net debt	3,434,853	2,068,703
Adjusted EBITDA	$ 1,031,386	$ 926,396
Management net leverage ratio	3.3	2.2
Top of range
Disclosure of financial assets [line items]
Target ratio of net debt to adjusted EBITDA	4.0	4.0		4.0
Bottom of range
Disclosure of financial assets [line items]
Target ratio of net debt to adjusted EBITDA	3.0	3.0		3.0

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).